Average Annual Total Returns{- FundsManager 60% Portfolio} - 02.28 VIP FundsManager 60% Portfolio Investor Solo PRO-11 - FundsManager 60% Portfolio	VIP FundsManager 60% Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP FundsManager 60% Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP FundsManager 60% Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0935 Past 1 year	F0935 Past 5 years	F0935 Past 10 years
Total	15.12%	9.73%	8.12%	18.40%	15.22%	13.88%	13.57%	9.69%	8.38%